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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

RECD S.E.C.
APR 15 2003
1086

FORM D

03055962

SEC USE ONLY		
Prefix		Serial
DATE RECEIVED		

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.)

Filing Under (Check box(es) that apply):	[ ] Rule 504	[ ] Rule 505	[X] Rule 506	[ ] Section 4(6)	[ ] ULOE

Type of Filing: [X] New Filing [ ] Amendment

PROCESSED
APR 16 2003
THOMSON FINANCIAL

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer ([ ] check if this is an amendment and name has changed, and indicate change.) **CREDIT FIRST FUND, L.P.**

Address of Executive Offices (Number and Street, City, State, Zip Code)Telephone Number (Including Area Code) **2333 N. Broadway, Ste.150, Santa Ana, CA 92706 (714) 558-2525**

Address of Principal Business Operations (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)
(if different from Executive Offices) **Same as Above**

Brief Description of Business: **Acquire assets from various sources, including, but not limited to, federal & state Banking agencies, Savings & Loan agencies, consumer finance lenders, & other sources to generate income & gains from managing, operating, collecting, servicing or selling those assets and to provide expansion and working capital to the Partnership's servicing & collection facilities.**

CRGH

Type of Business Organization

[ ] corporation	[X] limited partnership, already formed	[ ] other (please specify):
[ ] business trust	[ ] limited partnership, to be formed	

	Month	Year		
Actual or Estimated Date of Incorporation or Organization:	[0][2]	[0][1]	[X] Actual	[ ] Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) [C] [A]

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix in the notice constitutes a part of this notice and must be completed.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Lund, David R**

Business or Residence Address (Number and Street, City, State, Zip Code)
2333 North Broadway, Suite 150, Santa Ana, CA 92706

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check [ ] Promoter [ ] Beneficial [ ] Executive [ ] Director [ ] General

Box(es) that Apply:	'Owner '	Officer	and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?........ Yes [X] No [ ]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual?...................... **$ 25,000**

3. Does the offering permit joint ownership of a single unit?....................................... Yes [X] No [ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
2355 N. Broadway, Suite 150, Santa Ana, CA 92706

Name of Associated Broker or Dealer
Mission Capital Securities

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]

[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ¨ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$______	$______
Equity	$______	$______
[ ] Common [ ] Preferred		
Convertible Securities (including warrants)	$______	$______
Partnership Interests	$ 5,000,000	$ None
Other (Specify______ ______).	$______	$______
Total	$ 5,000,000	$ None

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of

persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	88	$ 2,544,500
Non-accredited Investors	10	$ 210,000
Total (for filings under Rule 504 only)	$	$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	[ ]	$
Printing and Engraving Costs	[X]	$ 25,000
Legal Fees	[X]	$ 65,000
Accounting Fees	[X]	$ 10,000
Engineering Fees	[ ]	$
Sales Commissions (specify finders' fees separately)	[X]	$ 500,000

Other Expenses (identify) ______________ [ ] $______

Total .... [X] $ 600,000

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $--4,400,000------

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees ....Syndication Fee........................	[X] $ 150,000	[ ] $______
Purchase of real estate	[ ] $______	[ ] $______
Purchase, rental or leasing and installation of machinery and equipment	[ ] $______	[ ] $______
Construction or leasing of plant buildings and facilities........	[ ] $______	[ ] $______
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[ ] $______	[ ] $______
Repayment of indebtedness	[ ] $______	[ ] $______
Working capital	[ ] $______	[ ] $______
Other (Specify): **Asset acquisition, purchase & service of distressed asset receivables & operating expenses.**	[X] **$ 4,250,000**	[ ] $______
______________	[ ] $______	[ ] $______
Column Totals	[X] $ 4,400,000	[ ] $______
Total Payments Listed (column totals added)	[X] $ 4,400,000	

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? Yes [ ] No [X]

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239,500) at such times as required by state law.
3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.
4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
CREDIT FIRST FUND, L.P.		4/1/03
Name of Signer (Print or Type)	Title (Print or Type)	
DAVID R. LUND	**INVESTORS FIRST FINANCIAL SERVICES, INC., GENERAL PARTNER**	

Instruction:

Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No	$5,000,000	Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA									
CO									
CT									
DE									
DC									
FL									
GA									
HI	**X**		**LIMITED PARTNERSHIP**	**1**	**$50,000**	**-0-**	**-0-**		**X**
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									

MO									
MT									
NE									
NV									
NH									
NJ									
NM									
NY									
NC									
ND									
OH									
OK									
OR									
PA									
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									

Form U-2

Form U-2 Uniform Consent to Service of Process

Know all men by these presents:

That the undersigned Credit First Fund, L.P. (~~a corporation~~), (~~a partnership~~), a (Ltd. Partnership) organized under the laws of California or (~~an individual~~), [strike out inapplicable nomenclature] for purposes of complying with the laws of the States indicated hereunder relating to either the registration or sale of securities, hereby irrevocably appoints the officers of the States so designated hereunder and their successors in such offices, its attorney in those States so designated upon whom may be served any notice, process or pleading in any action or proceeding against it arising out of, or in connection with, the sale of securities or out of violation of the aforesaid laws of the States so designated; and the undersigned does hereby consent that any such action or proceeding against it may be commenced in any court of competent jurisdiction and proper venue within the States so designated hereunder by service of process upon the officers so designated with the same effect as if the undersigned was organized or created under the laws of that State and have been served lawfully with process in that State.

It is requested that a copy of any notice, process or pleading served hereunder be mailed to:

DAVID R. LUND
(Name)

2333 N. BROADWAY, SUITE 150, SANTA ANA, CA 92706
(Address)

Place an "X" before the name of all the States for which the person executing this form is appointing the designated Officer of that State as its attorney in that State for receipt of service of process:

__	ALABAMA	Secretary of State
__	ALASKA	Administrator of the Division of Banking and Corporations, Department of Commerce and Economic Development.
__	ARIZONA	The Corporation Commission
__	ARKANSAS	The Securities Commissioner
__	CALIFORNIA	Commissioner of Corporations
__	COLORADO	Securities Commissioner
__	CONNECTICUT	Banking Commissioner
__	DELAWARE	Securities Commissioner
__	DISTRICT OF COLUMBIA	Public Service Commission
__	FLORIDA	Department of Banking and Finance
__	GEORGIA	Commissioner of Securities
__	GUAM	Administrator, Department of Finance
X	HAWAII	Commissioner of Securities
__	IDAHO	Director, Department of Finance

__	ILLINOIS	Secretary of State
__	INDIANA	Secretary of State
__	IOWA	Commissioner of Insurance
__	KANSAS	Secretary of State
__	KENTUCKY	Director, Division of Securities
__	LOUISIANA	Commissioner of Securities
__	MAINE	Administrator, Securities Division
__	MARYLAND	Commissioner of the Division of Securities
__	MASSACHUSETTS	Secretary of State
__	MICHIGAN	Administrator. Corporation and Securities Bureau, Department of Commerce
__	MINNESOTA	Commissioner of Commerce
__	MISSISSIPPI	Secretary of State
__	MISSOURI	Securities Commissioner
__	MONTANA	State Auditor and Commissioner of Insurance
__	NEBRASKA	Director of Banking and Finance
__	NEVADA	Secretary of State
__	NEW HAMPSHIRE	Secretary of State
__	NEW JERSEY	Chief, Securities Bureau
__	NEW MEXICO	Director, Securities Division
__	NEW YORK	Secretary of State
__	NORTH CAROLINA	Secretary of State
__	NORTH DAKOTA	Securities Commissioner
__	OHIO	Secretary of State
__	OREGON	Director, Department of Insurance and Finance
__	OKLAHOMA	Securities Administrator
•••	PENNSYLVANIA	Pennsylvania does not require filing of a Consent to Service of Process.
__	PUERTO RICO	Commissioner of Financial Institutions
__	RHODE ISLAND	Director of Business Regulation
__	SOUTH CAROLINA	Secretary of State
__	SOUTH DAKOTA	Director of the Division of Securities
__	TENNESSEE	Commissioner of Commerce and Insurance
__	TEXAS	Securities Commissioner
__	UTAH	Director, Division of Securities
__	VERMONT	Secretary of State
__	VIRGINIA	Clerk, State Corporation Commission
__	WASHINGTON	Director of the Department of Licensing
__	WEST VIRGINIA	Commissioner of Securities
__	WISCONSIN	Commissioner of Securities
__	WYOMING	Secretary of State

Dated this 1 day of April 2003.

(SEAL)

By David R. Lund

President of General Partner, Investors First Financial Svcs., Inc.

Title

CORPORATE ACKNOWLEDGMENT

State or Province of ______________

County of ______________ } ss.

On this ________ day of ______________, 19____ before me ______________________ the undersigned officer, personally appeared ______________________________ known personally to me to be the ______________ (title) of the above named corporation and acknowledged that he, as an officer being authorized so to do, executed the foregoing instrument for the purposes therein contained, by signing the name of the corporation by himself as an officer.

IN WITNESS WHEREOF I have hereunto set my hand and official seal.

____
Notary Public/Commissioner of Oaths

(SEAL)

My Commission Expires ______________

INDIVIDUAL OR PARTNERSHIP ACKNOWLEDGMENT

State or Province of California

County of Orange } ss.

On this 10 day of April, ~~19~~2003 before me M. Hunt the undersigned officer, personally appeared David R. Lund to me personally known and known to me to be the same person(s) whose name(s) is (are) signed to the foregoing instrument and acknowledged the execution thereof for the use and purpose therein set forth.

IN WITNESS WHEREOF I have hereunto set my hand and official seal.

M. Hunt
Notary Public/Commissioner of Oaths

(SEAL)

M HUNT
Commission # 1385172
Notary Public - California
Orange County
My Comm. Expires Nov 18, 200[illegible]

My Commission Expires ______________

M. HUNT
Commission # 1385172
Notary Public - California
Orange County
My Comm. Expires Nov 18, 2006

2382

CREDIT FIRST FUND L.P.
3711 W. BALBOA BLVD.
NEWPORT BEACH, CA 92663
(949) 574-3026

UNION BANK OF CALIFORNIA
SUPERIOR #67
NEWPORT BEACH, CA 92663
16-49-1220

4/1/03

AY TO THE
RDER OF Department of Commerce and Consumer Affairs $ 200.00

Two Hundred Dollars Only DOLLARS

Details on back. Security Features Included.

IEMO Reg. D. Filing

MP

⑈002382⑈ ⑆122000496⑆ 0670038214⑈